Construction in Progress (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Construction in progress [line items]
As at 1 January	¥ 3,293,177
As at 31 December	3,748,461	¥ 3,293,177
Construction in progress [member]
Construction in progress [line items]
As at 1 January	3,293,177	1,710,124
Additions	2,927,950	3,270,695
Disposal	(4,749)	0
Transferred to property plant and equipment	(2,467,917)	(1,699,974)
Transferred from property plant and equipment	0	12,332
As at 31 December	3,748,461	3,293,177	¥ 1,710,124
Impairment loss in construction in progress	24,486	24,486	24,486
Impairment write-off due to the disposal of construction in progress	0	0	¥ 10,175
Capitalized borrowing costs	¥ 24,136	¥ 12,641
Weighted average rate of capitalized borrowing costs	1.78%	2.85%	2.79%